Distribution Date:	08/17/26	Wells Fargo Commercial Mortgage Trust 2020-C56
Determination Date:	08/11/26
Next Distribution Date:	09/17/26
Record Date:	07/31/26	Commercial Mortgage Pass-Through Certificates
Series 2020-C56

Table of Contents				Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	3		Attention: A.J. Sfarra		cmbsnotices@wellsfargo.com
Certificate Interest Reconciliation Detail	4		30 Hudson Yards, 15th Floor | New York, NY 10001 | United States
		Master Servicer	Trimont LLC
Additional Information	5
			Attention: CMBS Servicing		commercial.servicing@trimont.com
Bond / Collateral Reconciliation - Cash Flows	6
			One South, 101 South Tryon Street, Suite 1400 | Charlotte, NC 28280 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	K-Star Asset Management LLC
Current Mortgage Loan and Property Stratification	8-12		Mike Stauber	(214) 390-7233	Michael.Stauber@kkr.com
Mortgage Loan Detail (Part 1)	13-14		5949 Sherry Lane, Suite 950 | Dallas, TX 75225 | United States
Mortgage Loan Detail (Part 2)	15-16	Operating Advisor & Asset	Pentalpha Surveillance LLC
		Representations Reviewer
Principal Prepayment Detail	17
			Attention: Transaction Manager		notices@pentalphasurveillance.com
Historical Detail	18		501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
Delinquency Loan Detail	19	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	20		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 1	21				trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 2	22		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	23	Trustee	Wilmington Trust, National Association
Historical Liquidated Loan Detail	24		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States
Historical Bond / Collateral Loss Reconciliation Detail	25
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	95002RAS7	1.341000%	18,464,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	95002RAT5	2.498000%	54,939,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	95002RAU2	1.940000%	2,605,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	95002RAV0	2.422000%	29,226,000.00	22,352,147.49	401,698.29	45,114.08	0.00	0.00	446,812.37	21,950,449.20	35.15%	30.00%
A-4	95002RAW8	2.194000%	185,000,000.00	161,229,036.59	0.00	294,780.42	0.00	0.00	294,780.42	161,229,036.59	35.15%	30.00%
A-5	95002RAX6	2.448000%	221,562,000.00	221,562,000.00	0.00	451,986.48	0.00	0.00	451,986.48	221,562,000.00	35.15%	30.00%
A-S	95002RAY4	3.107000%	62,147,000.00	62,147,000.00	0.00	160,908.94	0.00	0.00	160,908.94	62,147,000.00	25.19%	21.50%
B	95002RAZ1	3.725791%	35,643,000.00	35,643,000.00	0.00	110,665.30	0.00	0.00	110,665.30	35,643,000.00	19.48%	16.63%
C	95002RBA5	3.725791%	29,245,000.00	29,245,000.00	0.00	90,800.63	0.00	0.00	90,800.63	29,245,000.00	14.79%	12.63%
D-RR	95002RAB4	3.725791%	10,967,000.00	10,967,000.00	0.00	34,050.62	0.00	0.00	34,050.62	10,967,000.00	13.03%	11.13%
E-RR	95002RAD0	3.725791%	10,968,000.00	10,968,000.00	0.00	34,053.73	0.00	0.00	34,053.73	10,968,000.00	11.28%	9.63%
F-RR	95002RAF5	3.725791%	16,450,000.00	16,450,000.00	0.00	51,074.38	0.00	0.00	51,074.38	16,450,000.00	8.64%	7.38%
G-RR	95002RAH1	3.725791%	7,312,000.00	7,312,000.00	0.00	22,702.49	0.00	0.00	22,702.49	7,312,000.00	7.47%	6.38%
H-RR	95002RAK4	3.725791%	7,311,000.00	7,311,000.00	0.00	22,699.38	0.00	0.00	22,699.38	7,311,000.00	6.30%	5.38%
J-RR	95002RAM0	3.725791%	7,311,000.00	7,311,000.00	0.00	22,699.38	0.00	0.00	22,699.38	7,311,000.00	5.13%	4.38%
K-RR*	95002RAP3	3.725791%	31,988,094.00	31,988,094.00	0.00	99,317.46	0.00	0.00	99,317.46	31,988,094.00	0.00%	0.00%
R	95002RAQ1	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			731,138,094.00	624,485,278.08	401,698.29	1,440,853.29	0.00	0.00	1,842,551.58	624,083,579.79

X-A	95002RBB3	1.380306%	511,796,000.00	405,143,184.08	0.00	466,017.98	0.00	0.00	466,017.98	404,741,485.79
X-B	95002RBC1	0.302720%	127,035,000.00	127,035,000.00	0.00	32,046.66	0.00	0.00	32,046.66	127,035,000.00
Notional SubTotal			638,831,000.00	532,178,184.08	0.00	498,064.64	0.00	0.00	498,064.64	531,776,485.79

Deal Distribution Total					401,698.29	1,938,917.93	0.00	0.00	2,340,616.22

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	95002RAS7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	95002RAT5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	95002RAU2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	95002RAV0	764.80351365	13.74455245	1.54362828	0.00000000	0.00000000	0.00000000	0.00000000	15.28818073	751.05896120
A-4	95002RAW8	871.50830589	0.00000000	1.59340768	0.00000000	0.00000000	0.00000000	0.00000000	1.59340768	871.50830589
A-5	95002RAX6	1,000.00000000	0.00000000	2.04000000	0.00000000	0.00000000	0.00000000	0.00000000	2.04000000	1,000.00000000
A-S	95002RAY4	1,000.00000000	0.00000000	2.58916665	0.00000000	0.00000000	0.00000000	0.00000000	2.58916665	1,000.00000000
B	95002RAZ1	1,000.00000000	0.00000000	3.10482563	0.00000000	0.00000000	0.00000000	0.00000000	3.10482563	1,000.00000000
C	95002RBA5	1,000.00000000	0.00000000	3.10482578	0.00000000	0.00000000	0.00000000	0.00000000	3.10482578	1,000.00000000
D-RR	95002RAB4	1,000.00000000	0.00000000	3.10482539	0.00000000	0.00000000	0.00000000	0.00000000	3.10482539	1,000.00000000
E-RR	95002RAD0	1,000.00000000	0.00000000	3.10482586	0.00000000	0.00000000	0.00000000	0.00000000	3.10482586	1,000.00000000
F-RR	95002RAF5	1,000.00000000	0.00000000	3.10482553	0.00000000	0.00000000	0.00000000	0.00000000	3.10482553	1,000.00000000
G-RR	95002RAH1	1,000.00000000	0.00000000	3.10482631	0.00000000	0.00000000	0.00000000	0.00000000	3.10482631	1,000.00000000
H-RR	95002RAK4	1,000.00000000	0.00000000	3.10482561	0.00000000	0.00000000	0.00000000	0.00000000	3.10482561	1,000.00000000
J-RR	95002RAM0	1,000.00000000	0.00000000	3.10482561	0.00000000	0.00000000	0.00000000	0.00000000	3.10482561	1,000.00000000
K-RR	95002RAP3	1,000.00000000	0.00000000	3.10482581	0.00000000	2.16827361	0.00000000	0.00000000	3.10482581	1,000.00000000
R	95002RAQ1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	95002RBB3	791.61068879	0.00000000	0.91055417	0.00000000	0.00000000	0.00000000	0.00000000	0.91055417	790.82580909
X-B	95002RBC1	1,000.00000000	0.00000000	0.25226638	0.00000000	0.00000000	0.00000000	0.00000000	0.25226638	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	07/01/26 - 07/30/26	30	0.00	45,114.08	0.00	45,114.08	0.00	0.00	0.00	45,114.08	0.00
A-4	07/01/26 - 07/30/26	30	0.00	294,780.42	0.00	294,780.42	0.00	0.00	0.00	294,780.42	0.00
A-5	07/01/26 - 07/30/26	30	0.00	451,986.48	0.00	451,986.48	0.00	0.00	0.00	451,986.48	0.00
X-A	07/01/26 - 07/30/26	30	0.00	466,017.98	0.00	466,017.98	0.00	0.00	0.00	466,017.98	0.00
X-B	07/01/26 - 07/30/26	30	0.00	32,046.66	0.00	32,046.66	0.00	0.00	0.00	32,046.66	0.00
A-S	07/01/26 - 07/30/26	30	0.00	160,908.94	0.00	160,908.94	0.00	0.00	0.00	160,908.94	0.00
B	07/01/26 - 07/30/26	30	0.00	110,665.30	0.00	110,665.30	0.00	0.00	0.00	110,665.30	0.00
C	07/01/26 - 07/30/26	30	0.00	90,800.63	0.00	90,800.63	0.00	0.00	0.00	90,800.63	0.00
D-RR	07/01/26 - 07/30/26	30	0.00	34,050.62	0.00	34,050.62	0.00	0.00	0.00	34,050.62	0.00
E-RR	07/01/26 - 07/30/26	30	0.00	34,053.73	0.00	34,053.73	0.00	0.00	0.00	34,053.73	0.00
F-RR	07/01/26 - 07/30/26	30	0.00	51,074.38	0.00	51,074.38	0.00	0.00	0.00	51,074.38	0.00
G-RR	07/01/26 - 07/30/26	30	0.00	22,702.49	0.00	22,702.49	0.00	0.00	0.00	22,702.49	0.00
H-RR	07/01/26 - 07/30/26	30	0.00	22,699.38	0.00	22,699.38	0.00	0.00	0.00	22,699.38	0.00
J-RR	07/01/26 - 07/30/26	30	0.00	22,699.38	0.00	22,699.38	0.00	0.00	0.00	22,699.38	0.00
K-RR	07/01/26 - 07/30/26	30	69,144.26	99,317.46	0.00	99,317.46	0.00	0.00	0.00	99,317.46	69,358.94
Totals			69,144.26	1,938,917.93	0.00	1,938,917.93	0.00	0.00	0.00	1,938,917.93	69,358.94

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	Additional Information
Total Available Distribution Amount (1)	2,340,616.22
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	1,948,795.77	Master Servicing Fee	2,955.14
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,187.98
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	268.53
ARD Interest	0.00	Operating Advisor Fee	1,015.04
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	161.12
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	1,948,795.77	Total Fees	9,877.80

Principal		Expenses/Reimbursements
Scheduled Principal	401,698.29	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	0.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	401,698.29	Total Expenses/Reimbursements	0.00

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	1,938,917.93
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	401,698.29
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	2,340,616.22
Total Funds Collected	2,350,494.06	Total Funds Distributed	2,350,494.02

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	624,485,278.54	624,485,278.54	Beginning Certificate Balance	624,485,278.08
(-) Scheduled Principal Collections	401,698.29	401,698.29	(-) Principal Distributions	401,698.29
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	624,083,580.25	624,083,580.25	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	624,485,278.57	624,485,278.57	Ending Certificate Balance	624,083,579.79
Ending Actual Collateral Balance	624,083,580.28	624,083,580.28

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.46)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.46)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	3.73%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	1	4,966,264.95	0.80%	40	4.0760	NAP	Defeased	1	4,966,264.95	0.80%	40	4.0760	NAP
3,000,000 or less	3	7,722,747.12	1.24%	43	4.1314	2.619717	1.20 or less	6	104,509,205.52	16.75%	27	3.4068	0.772655
3,000,001 to 4,000,000	2	6,484,000.00	1.04%	44	3.8218	2.608251	1.21 to 1.40	2	29,609,103.69	4.74%	43	3.2940	1.330160
4,000,001 to 5,000,000	3	13,935,810.06	2.23%	43	3.7141	2.448096	1.41 to 1.50	3	37,892,692.45	6.07%	43	3.8669	1.451099
5,000,001 to 7,000,000	6	34,811,301.91	5.58%	43	3.9230	2.563462	1.51 to 1.60	0	0.00	0.00%	0	0.0000	0.000000
7,000,001 to 8,000,000	4	30,150,410.36	4.83%	42	3.8055	1.819880	1.61 to 1.70	3	50,099,231.28	8.03%	43	3.8410	1.649951
8,000,001 to 9,000,000	1	8,500,000.00	1.36%	42	3.3100	2.268200	1.71 to 1.80	1	22,000,000.00	3.53%	41	3.9810	1.716800
9,000,001 to 10,000,000	2	19,029,480.69	3.05%	42	3.9144	3.072935	1.81 to 1.90	2	7,913,661.58	1.27%	43	4.2860	1.833291
10,000,001 to 15,000,000	6	74,090,099.06	11.87%	42	3.6895	2.007268	1.91 to 2.00	2	30,425,641.06	4.88%	43	3.8664	1.981046
15,000,001 to 20,000,000	5	87,791,319.00	14.07%	42	3.7681	2.272805	2.01 to 2.50	11	168,213,085.54	26.95%	42	3.5796	2.353738
20,000,001 to 30,000,000	9	225,440,366.75	36.12%	35	3.4872	1.555409	2.51 to 3.50	12	160,254,694.18	25.68%	41	3.6084	2.881954
30,000,001 to 50,000,000	3	111,161,780.35	17.81%	41	3.5161	2.516635	3.51 or greater	2	8,200,000.00	1.31%	41	3.8412	5.325583
50,000,001 or greater	0	0.00	0.00%	0	0.0000	0.000000	Totals	45	624,083,580.25	100.00%	40	3.6274	2.051682
Totals	45	624,083,580.25	100.00%	40	3.6274	2.051682
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

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			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	1	4,966,264.95	0.80%	40	4.0760	NAP
							Defeased	1	4,966,264.95	0.80%	40	4.0760	NAP
California	13	157,222,266.32	25.19%	33	3.5157	1.950244
							Mixed Use	3	39,582,333.17	6.34%	41	3.6275	1.327099
Colorado	1	7,690,730.48	1.23%	42	3.9000	1.442600
							Mobile Home Park	1	15,800,000.00	2.53%	41	4.3720	2.394700
Delaware	1	2,609,085.54	0.42%	44	3.5000	2.252200
							Multi-Family	23	300,574,664.81	48.16%	37	3.6361	1.993059
Florida	6	43,366,569.00	6.95%	43	3.5998	2.651086
							Office	12	155,376,995.51	24.90%	42	3.5753	2.068964
Georgia	1	5,425,641.06	0.87%	42	3.8500	1.910300
							Retail	8	69,357,681.23	11.11%	41	3.5525	2.413796
Idaho	1	9,880,000.00	1.58%	42	3.5110	3.505900
							Self Storage	5	38,425,641.06	6.16%	43	3.5408	2.452180
Kansas	2	13,783,757.15	2.21%	42	4.1084	1.539925
							Totals	53	624,083,580.25	100.00%	40	3.6274	2.051682
Louisiana	2	28,000,000.00	4.49%	41	3.9598	2.589007

Massachusetts	2	49,232,423.79	7.89%	44	3.8232	1.709296

Michigan	2	18,000,000.00	2.88%	41	4.2935	2.599080

Nevada	1	35,500,000.00	5.69%	39	3.3910	3.043500

New Jersey	2	35,602,797.47	5.70%	43	3.1887	1.705371

New York	10	68,166,834.43	10.92%	42	3.7736	1.794868

North Carolina	2	6,949,471.64	1.11%	43	4.4047	2.689515

Texas	5	107,687,738.89	17.26%	42	3.5866	1.675543

Washington	1	30,000,000.00	4.81%	40	3.3000	2.469500

Totals	53	624,083,580.25	100.00%	40	3.6274	2.051682

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	4,966,264.95	0.80%	40	4.0760	NAP	Defeased	1	4,966,264.95	0.80%	40	4.0760	NAP
	3.000% or less	1	25,000,000.00	4.01%	(20)	2.7246	0.641000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.001% to 3.250%	1	23,302,797.47	3.73%	43	3.1300	1.310800	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	3.251% to 3.500%	13	225,809,085.54	36.18%	41	3.3970	2.439569	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	3.501% to 3.750%	7	90,536,419.89	14.51%	43	3.6069	1.666556	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	3.751% to 4.000%	16	202,701,584.77	32.48%	43	3.8770	1.955184	49 months or greater	44	619,117,315.30	99.20%	40	3.6238	2.054183
	4.001% to 4.250%	2	16,426,834.43	2.63%	42	4.1099	2.901416	Totals	45	624,083,580.25	100.00%	40	3.6274	2.051682
	4.251% to 4.500%	3	32,426,931.62	5.20%	42	4.3455	2.283926
	4.501% to 4.750%	0	0.00	0.00%	0	0.0000	0.000000
	4.751% to 5.000%	1	2,913,661.58	0.47%	43	5.0000	1.856100
	5.001% or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	45	624,083,580.25	100.00%	40	3.6274	2.051682
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	4,966,264.95	0.80%	40	4.0760	NAP	Defeased	1	4,966,264.95	0.80%	40	4.0760	NAP
	60 months or less	44	619,117,315.30	99.20%	40	3.6238	2.054183	Interest Only	26	415,100,000.00	66.51%	38	3.5420	2.310224
61 months to 81 months		0	0.00	0.00%	0	0.0000	0.000000	294 months or less	18	204,017,315.30	32.69%	43	3.7903	1.533232
	82 months or greater	0	0.00	0.00%	0	0.0000	0.000000	295 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	45	624,083,580.25	100.00%	40	3.6274	2.051682	Totals	45	624,083,580.25	100.00%	40	3.6274	2.051682
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	1	4,966,264.95	0.80%	40	4.0760	NAP			No outstanding loans in this group
Underwriter's Information		3	36,010,642.97	5.77%	44	3.8322	1.863477
	12 months or less	38	542,394,050.67	86.91%	42	3.6453	2.150421
	13 months to 24 months	2	37,452,621.66	6.00%	1	3.0655	0.792449
	25 months or greater	1	3,260,000.00	0.52%	44	4.1500	2.644200
	Totals	45	624,083,580.25	100.00%	40	3.6274	2.051682
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
2	28002371	MF	Worcester	MA	Actual/360	3.800%	104,799.64	65,274.79	0.00	N/A	04/06/30	--	32,027,055.14	31,961,780.35	08/06/26
2A	28202371				Actual/360	3.800%	45,939.57	28,613.61	0.00	N/A	04/06/30	--	14,039,256.58	14,010,642.97	08/06/26
3	323630003	OF	Dallas	TX	Actual/360	3.410%	128,320.19	0.00	0.00	N/A	01/06/30	--	43,700,000.00	43,700,000.00	08/06/26
4	323630004	MF	Berkeley	CA	Actual/360	3.848%	82,830.71	0.00	0.00	N/A	04/06/30	--	25,000,000.00	25,000,000.00	08/06/26
4A	323630104				Actual/360	3.848%	56,324.88	0.00	0.00	N/A	04/06/30	--	17,000,000.00	17,000,000.00	08/06/26
5	323630005	MF	Las Vegas	NV	Actual/360	3.391%	103,660.99	0.00	0.00	N/A	11/01/29	--	35,500,000.00	35,500,000.00	08/01/26
6	310954649	SS	Various	FL	Actual/360	3.490%	65,527.08	0.00	0.00	N/A	03/11/30	--	21,804,000.00	21,804,000.00	08/11/26
7	310954660	SS	Port Orange	FL	Actual/360	3.490%	23,958.07	0.00	0.00	N/A	03/11/30	--	7,972,000.00	7,972,000.00	08/11/26
8	310954668	SS	Holly Hill	FL	Actual/360	3.490%	9,689.02	0.00	0.00	N/A	03/11/30	--	3,224,000.00	3,224,000.00	08/11/26
9	883101081	OF	Austin	TX	Actual/360	3.612%	88,289.54	52,858.41	0.00	N/A	03/06/30	--	28,386,427.69	28,333,569.28	08/06/26
10	323630010	RT	Seattle	WA	Actual/360	3.300%	85,250.00	0.00	0.00	N/A	12/06/29	--	30,000,000.00	30,000,000.00	08/06/26
11	301741498	Various Brooklyn		NY	Actual/360	3.870%	83,312.50	0.00	0.00	N/A	03/06/30	--	25,000,000.00	25,000,000.00	08/06/26
11A	301741499				Actual/360	3.870%	16,662.50	0.00	0.00	N/A	03/06/30	--	5,000,000.00	5,000,000.00	08/06/26
12	883101085	OF	Mount Laurel	NJ	Actual/360	3.130%	62,934.75	47,206.24	0.00	N/A	03/06/30	--	23,350,003.71	23,302,797.47	08/06/26
13	323630013	MF	San Francisco	CA	30/360	2.725%	56,761.88	0.00	0.00	N/A	12/09/24	--	25,000,000.00	25,000,000.00	08/09/26
14	323630014	MU	New York	NY	Actual/360	3.486%	75,045.83	0.00	0.00	N/A	12/08/29	--	25,000,000.00	25,000,000.00	08/08/26
15	323630015	MF	Lafayette	LA	Actual/360	3.981%	75,417.83	0.00	0.00	N/A	01/06/30	--	22,000,000.00	22,000,000.00	08/06/26
16	301741502	OF	Roseville	CA	Actual/360	3.540%	60,966.67	0.00	0.00	N/A	03/06/30	--	20,000,000.00	20,000,000.00	08/06/26
18	323630018	MF	Oakland	CA	Actual/360	3.310%	53,585.22	0.00	0.00	N/A	02/06/30	--	18,800,000.00	18,800,000.00	08/06/26
19	323630019	MF	Jarrell	TX	Actual/360	3.909%	54,611.94	32,860.14	0.00	N/A	02/06/30	--	16,224,179.14	16,191,319.00	08/06/26
			Oakland Charter
20	28002345	MH		MI	Actual/360	4.372%	59,483.49	0.00	0.00	N/A	01/06/30	--	15,800,000.00	15,800,000.00	08/06/26
			Towns
21	300572074	MF	Buffalo	NY	Actual/360	4.100%	46,577.69	25,902.07	0.00	N/A	02/06/30	--	13,192,736.50	13,166,834.43	08/06/26
22	300572090	MF	Fort Worth	TX	Actual/360	3.750%	40,280.42	21,313.95	0.00	N/A	03/06/30	--	12,473,935.61	12,452,621.66	08/06/26
23	301741496	MF	Secaucus	NJ	Actual/360	3.300%	34,952.50	0.00	0.00	N/A	03/06/30	--	12,300,000.00	12,300,000.00	08/06/26
24	323630024	MF	Pinole	CA	Actual/360	3.470%	34,362.64	0.00	0.00	N/A	02/06/30	--	11,500,000.00	11,500,000.00	08/06/26
25	300572055	RT	Jurupa Valley	CA	Actual/360	3.653%	33,532.51	0.00	0.00	N/A	12/06/29	--	10,660,000.00	10,660,000.00	08/06/26
26	323630026	Various Various		CA	Actual/360	4.350%	34,328.45	14,954.92	0.00	N/A	03/06/30	--	9,164,435.61	9,149,480.69	08/06/26
27	410953924	RT	Nampa	ID	Actual/360	3.511%	29,870.81	0.00	0.00	N/A	02/11/30	--	9,880,000.00	9,880,000.00	08/11/26

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
29	323630029	MF	Oakland	CA	Actual/360	3.310%	24,227.36	0.00	0.00	N/A	02/06/30	--	8,500,000.00	8,500,000.00	08/06/26
30	323630030	OF	Kansas City	KS	Actual/360	4.284%	27,638.53	14,346.72	0.00	N/A	01/06/30	--	7,491,797.65	7,477,450.93	08/06/26
31	300572080	OF	Centennial	CO	Actual/360	3.900%	25,866.31	11,395.48	0.00	N/A	02/06/30	--	7,702,125.96	7,690,730.48	08/06/26
32	410950257	RT	Hanford	CA	Actual/360	4.000%	23,167.52	13,268.82	0.00	N/A	04/11/30	--	6,726,054.45	6,712,785.63	08/11/26
33	300572091	MF	Fort Worth	TX	Actual/360	3.550%	21,463.72	11,068.79	0.00	N/A	03/06/30	--	7,021,297.74	7,010,228.95	08/06/26
34	323630034	OF	Overland Park	KS	Actual/360	3.900%	21,221.46	12,738.65	0.00	N/A	03/06/30	--	6,319,044.87	6,306,306.22	08/06/26
35	323630035	OF	Metairie	LA	Actual/360	3.882%	20,057.00	0.00	0.00	N/A	01/06/30	--	6,000,000.00	6,000,000.00	08/06/26
36	323630036	OF	Pensacola	FL	Actual/360	4.076%	17,481.72	14,440.81	0.00	N/A	12/06/29	08/06/29	4,980,705.76	4,966,264.95	08/06/26
37	883101077	SS	Commerce	GA	Actual/360	3.850%	18,017.92	9,172.96	0.00	N/A	02/06/30	--	5,434,814.02	5,425,641.06	08/06/26
38	300572094	OF	Palm Beach Gardens FL		Actual/360	3.900%	17,712.95	7,757.13	0.00	N/A	03/06/30	--	5,274,326.13	5,266,569.00	08/06/26
39	323630039	OF	Miami	FL	Actual/360	4.000%	17,566.67	0.00	0.00	N/A	03/06/30	--	5,100,000.00	5,100,000.00	08/06/26
40	323630040	MF	Pinole	CA	Actual/360	3.340%	14,092.94	0.00	0.00	N/A	02/06/30	--	4,900,000.00	4,900,000.00	08/06/26
41	323630041	RT	Charlotte	NC	Actual/360	3.975%	13,841.81	8,053.05	0.00	N/A	03/06/30	--	4,043,863.11	4,035,810.06	08/06/26
42	323630042	RT	Greenfield	MA	Actual/360	4.150%	11,649.97	0.00	0.00	N/A	04/06/30	--	3,260,000.00	3,260,000.00	08/06/26
43	323630043	MF	Greensboro	NC	Actual/360	5.000%	12,565.95	4,880.75	0.00	N/A	03/06/30	--	2,918,542.33	2,913,661.58	08/06/26
44	410949904	RT	Bridgeville	DE	Actual/360	3.500%	7,880.34	5,591.00	0.00	N/A	04/11/30	--	2,614,676.54	2,609,085.54	08/11/26
46	300572071	RT	Southfield	MI	Actual/360	3.730%	7,066.28	0.00	0.00	N/A	02/06/30	--	2,200,000.00	2,200,000.00	08/06/26
Totals							1,948,795.77	401,698.29	0.00				624,485,278.54	624,083,580.25
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
2	5,258,245.23	1,594,062.06	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	34,205.22	0.00
2A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	10,308,624.00	2,771,889.00	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
4	3,688,105.40	1,818,651.36	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
4A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	3,782,753.66	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6	2,163,348.44	937,399.27	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
7	911,932.64	414,307.65	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
8	321,008.69	150,217.37	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
9	41,415.81	374,189.61	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
10	32,256,096.00	7,879,381.16	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
11	3,931,179.00	2,047,954.00	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
11A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12	2,078,828.57	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13	40,852,071.00	0.00	--	--	03/09/26	0.00	0.00	0.00	0.00	0.00	0.00
14	21,762,386.00	22,646,098.00	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1,708,392.93	390,918.62	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
16	6,372,440.39	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,541,211.05	396,668.00	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,764,199.54	815,564.47	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,601,416.41	845,698.77	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
21	2,740,177.46	662,363.52	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
22	0.00	640,888.79	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,252,792.07	253,976.75	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
24	961,810.00	250,573.50	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,122,486.70	181,698.67	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,433,348.00	806,643.00	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,311,729.38	325,365.52	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	1,750.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
29	656,776.19	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1,166,480.92	258,199.45	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
31	743,482.87	184,828.48	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
32	345,880.25	75,636.50	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
33	399,556.85	119,122.54	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
34	846,128.77	335,011.89	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
35	1,350,783.16	366,274.04	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
36	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
37	684,963.21	158,182.64	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
38	735,154.15	219,669.30	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
39	653,401.69	357,424.01	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
40	466,802.11	99,475.12	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
41	959,688.77	448,423.49	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
42	365,496.00	182,748.00	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
43	398,643.50	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
44	365,569.38	91,392.84	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
46	321,348.40	174,256.53	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	159,626,154.59	49,275,153.92				0.00	0.00	0.00	0.00	35,955.22	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
08/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.627385%	3.608996%	40
07/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.627491%	3.609101%	41
06/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.627604%	3.609212%	42
05/15/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.627709%	3.609316%	43
04/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.627821%	3.609427%	44
03/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.627925%	3.609530%	45
02/18/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.628049%	3.599678%	46
01/16/26	0	0.00	0	0.00	1	9,258,507.55	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.628152%	3.589818%	47
12/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.628254%	3.589931%	48
11/18/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.628363%	3.590052%	49
10/20/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.628465%	3.600114%	50
09/17/25	1	25,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.628572%	3.600227%	51
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
No delinquent loans this period
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon				1 - Modification	6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon				2 - Foreclosure	7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy	8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
								4 - Extension	9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
								5 - Note Sale	98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		25,000,000	25,000,000	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		4,966,265	4,966,265	0		0
37 - 48 Months		594,117,315	594,117,315	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Aug-26	624,083,580	624,083,580	0	0	0	0
Jul-26	624,485,279	624,485,279	0	0	0	0
Jun-26	624,907,726	624,907,726	0	0	0	0
May-26	625,306,741	600,306,741	0	0	25,000,000	0
Apr-26	625,726,599	625,726,599	0	0	0	0
Mar-26	626,122,948	626,122,948	0	0	0	0
Feb-26	626,584,705	626,584,705	0	0	0	0
Jan-26	626,978,259	617,719,752	0	0	9,258,508	0
Dec-25	627,370,533	627,370,533	0	0	0	0
Nov-25	627,783,888	602,783,888	0	0	25,000,000	0
Oct-25	628,173,539	603,173,539	0	0	25,000,000	0
Sep-25	628,584,364	603,584,364	25,000,000	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 20 of 27

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
13	323630013	25,000,000.00	25,000,000.00	1,430,000,000.00	02/26/26	31,249,840.00	0.64100	12/31/24	12/09/24	I/O
Totals		25,000,000.00	25,000,000.00	1,430,000,000.00		31,249,840.00

© 2021 Computershare. All rights reserved. Confidential.										Page 21 of 27

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
13	323630013	MF	CA	01/23/25	2

Borrower requested Loan transfer to Special Servicer citing low occupancy and near term maturity. Special Servicer has executed a Pre-Negotiation Letter with Borrower and plans to pursue all legal options and consider all alternatives. After discovery of AP, Borrower was issued a Default Notice and Lender reserved its rights. Property Protective Advances for critical opex have been made and additional needs will be evaluated so as to protect collateral value. Determination of a

Sequential Pay Event wasm ade. The swaption was liquidated and the proceeds are expected to be applied towards the outstanding and impending servicing advances and, any remaining funds, to the outstanding principal balance of the Loan.

Borrower failed to close on a modificationha d been fully negotiated. The Loan matured 12/9/2024 and Lender is proceeding to enforce remedies. A Receiver was confirmed on March 6, 2025. The Property Manager was replaced as of May 31,

2025. Lender commenced an action against Guarantor. AdditionalLend er action may include Foreclosure. An updated appraisal has been obtained effective 2/26/2026 and An Appraisal Reduction Amount was calculated and posted effective

March 9, 2026. Post Receivership appointment, occupancy at the asset has increased to 8SS a nd Receiver are working on a property wide capital plan to address deferred maintenance, make ready units, security, and improve curb appeal to drive leasing. The Receiver has submitted a revised capital budget which is currently being reviewed.
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail

		Pre-Modification		Post-Modification			Modification	Modification
					Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number				Code¹	Date	Date	Date
No modified loans this period
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
1	300572075 10/18/24	49,069,642.48	96,800,000.00	69,868,655.77	10,382,555.81	69,868,655.77	59,486,099.96	0.00	0.00	0.00	0.00	0.00%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		49,069,642.48	96,800,000.00	69,868,655.77	10,382,555.81	69,868,655.77	59,486,099.96	0.00	0.00	0.00	0.00

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
1	300572075	10/18/24	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

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Interest Shortfall Detail - Collateral Level

				Special Servicing Fees								Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
No interest shortfalls this period
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.

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Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 27 of 27